SPDR® S&P 500® ETF Trust

A Unit Investment Trust

Annual Report

September 30, 2013

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500®”, “500®”, “Standard & Poor’s Depositary Receipts®”, “SPDR®” and “SPDRs®” are trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use by S&P Dow Jones Indices LLC (“S&P”) and sublicensed for use by State Street Global Markets, LLC. SPDR® S&P 500® ETF Trust is permitted to use these trademarks pursuant to a sublicense from State Street Global Markets, LLC. SPDR® S&P 500® ETF Trust is not sponsored, endorsed, sold or promoted by S&P, its affiliates or its third party licensors.

Precise in a world that isn’t.TM

SPDR S&P 500 ETF Trust

Trust Overview

INVESTMENT OBJECTIVE

SPDR® S&P® 500 ETF Trust (the “Trust”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”).

INVESTMENT STRATEGY

The Trust seeks to achieve this investment objective by holding a portfolio of the common stocks that are included in the Index (the “Portfolio”), with the weight of each stock in the Portfolio substantially corresponding to the weight of such stock in the Index.

PERFORMANCE OVERVIEW

The Trust ended its fiscal year on September 30, 2013, with a 12-month total return of 19.09% based on net asset value, as compared to the S&P 500® Index return of 19.34%.

The Trust’s performance reflects the operating expenses of the Trust, including brokerage expenses, marketing expenses, license fees, expenses relating to legal and audit services and Trustee fees. Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

SPDR S&P 500 ETF Trust

Schedule of Investments

September 30, 2013

Common Stocks	Shares	Value
3M Co.	6,273,661	$749,137,860
Abbott Laboratories	15,020,773	498,539,456
AbbVie, Inc.	15,273,138	683,167,463
Abercrombie & Fitch Co. (Class A)	768,290	27,174,417
Accenture PLC (Class A)	6,232,914	458,991,787
ACE, Ltd.	3,281,039	306,974,009
Actavis, Inc.(a)	1,678,059	241,640,496
Adobe Systems, Inc.(a)	4,518,140	234,672,192
Aetna, Inc.	3,596,942	230,276,227
AFLAC, Inc.	4,503,700	279,184,363
Agilent Technologies, Inc.	3,198,277	163,911,696
AGL Resources, Inc.	1,139,044	52,430,195
Air Products & Chemicals, Inc.	2,009,381	214,139,733
Airgas, Inc.	658,371	69,820,245
Akamai Technologies, Inc.(a)	1,704,759	88,136,040
Alcoa, Inc.	10,295,877	83,602,521
Alexion Pharmaceuticals, Inc.(a)	1,880,576	218,447,708
Allegheny Technologies, Inc.	1,037,580	31,666,942
Allergan, Inc.	2,855,770	258,304,396
Altera Corp.	3,088,626	114,773,342
Altria Group, Inc.	19,378,665	665,657,143
Amazon.com, Inc.(a)	3,576,008	1,118,003,141
Ameren Corp.	2,333,508	81,299,419
American Electric Power Co., Inc.	4,687,501	203,203,168
American Express Co.	8,970,179	677,427,918
American International Group, Inc.	14,238,125	692,400,019
American Tower Corp.	3,814,781	282,789,716
Ameriprise Financial, Inc.	1,912,611	174,200,610
AmerisourceBergen Corp.	2,216,806	135,446,847
AMETEK, Inc.	2,335,525	107,480,860
Amgen, Inc.	7,280,921	815,026,297
Amphenol Corp. (Class A)	1,539,832	119,152,200
Anadarko Petroleum Corp.	4,835,817	449,682,623
Analog Devices, Inc.	2,972,029	139,833,964
Aon PLC	3,001,153	223,405,829
Apache Corp.	3,901,598	332,182,054
Apartment Investment & Management Co. (Class A)	1,399,397	39,099,152
Apple, Inc.	8,783,677	4,187,618,010
Applied Materials, Inc.	11,588,973	203,270,586
Archer-Daniels-Midland Co.	6,336,903	233,451,507
Assurant, Inc.	760,193	41,126,441
AT&T, Inc.	51,337,651	1,736,239,357
Autodesk, Inc.(a)	2,161,858	89,003,694
Automatic Data Processing, Inc.	4,671,021	338,088,500
AutoNation, Inc.(a)	619,092	32,298,030

Common Stocks	Shares	Value
Autozone, Inc.(a)	349,594	$147,783,872
AvalonBay Communities, Inc.	1,171,013	148,824,042
Avery Dennison Corp.	966,375	42,056,640
Avon Products, Inc.	4,155,711	85,607,647
Baker Hughes, Inc.	4,256,822	209,009,960
Ball Corp.	1,442,498	64,739,310
Bank of America Corp.	103,835,039	1,432,923,538
Baxter International, Inc.	5,254,843	345,190,637
BB&T Corp.	6,766,057	228,354,424
Beam, Inc.	1,543,304	99,774,604
Becton, Dickinson & Co.	1,869,299	186,967,286
Bed Bath & Beyond, Inc.(a)	2,107,621	163,045,561
Bemis Co., Inc.	978,197	38,159,465
Berkshire Hathaway, Inc. (Class B)(a)	17,398,471	1,974,900,443
Best Buy Co., Inc.	2,589,315	97,099,313
Biogen Idec, Inc.(a)	2,289,481	551,215,446
BlackRock, Inc.	1,210,134	327,486,463
BorgWarner, Inc.	1,114,828	113,032,411
Boston Properties, Inc.	1,460,478	156,125,098
Boston Scientific Corp.(a)	13,076,892	153,522,712
Bristol-Myers Squibb Co.	15,911,507	736,384,544
Broadcom Corp. (Class A)	5,313,642	138,207,828
Brown-Forman Corp. (Class B)	1,569,491	106,929,422
C.H. Robinson Worldwide, Inc.	1,547,926	92,194,473
C.R. Bard, Inc.	764,811	88,106,227
CA, Inc.	3,205,575	95,109,410
Cablevision Systems Corp. (Class A)	2,087,711	35,157,053
Cabot Oil & Gas Corp.	4,065,212	151,713,712
Cameron International Corp.(a)	2,388,695	139,428,127
Campbell Soup Co.	1,725,415	70,241,645
Capital One Financial Corp.	5,633,556	387,250,639
Cardinal Health, Inc.	3,285,452	171,336,322
CareFusion Corp.(a)	2,143,815	79,106,774
CarMax, Inc.(a)	2,194,510	106,367,900
Carnival Corp.	4,282,347	139,775,806
Caterpillar, Inc.	6,151,347	512,837,799
CBRE Group, Inc. (Class A)(a)	2,682,236	62,040,119
CBS Corp. (Class B)	5,437,013	299,905,637
Celgene Corp.(a)	3,975,573	611,959,952
CenterPoint Energy, Inc.	4,117,707	98,701,437
CenturyLink, Inc.	5,872,395	184,275,755
Cerner Corp.(a)	2,819,456	148,162,413
CF Industries Holdings, Inc.	553,865	116,771,358
Chesapeake Energy Corp.	4,898,169	126,764,614

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

September 30, 2013

Common Stocks	Shares	Value
Chevron Corp.	18,673,493	$2,268,829,399
Chipotle Mexican Grill, Inc.(a)	298,547	127,987,099
Chubb Corp.	2,470,139	220,484,607
CIGNA Corp.	2,755,711	211,803,947
Cincinnati Financial Corp.	1,409,906	66,491,167
Cintas Corp.	1,010,561	51,740,723
Cisco Systems, Inc.	51,817,085	1,213,556,131
Citigroup, Inc.	29,345,637	1,423,556,851
Citrix Systems, Inc.(a)	1,796,570	126,855,808
Cliffs Natural Resources, Inc.	1,458,007	29,889,144
Clorox Co.	1,262,980	103,210,726
CME Group, Inc.	3,036,553	224,340,536
CMS Energy Corp.	2,549,697	67,108,025
Coach, Inc.	2,705,284	147,519,137
Coca-Cola Enterprises, Inc.	2,403,563	96,647,268
Cognizant Technology Solutions Corp. (Class A)(a)	2,907,632	238,774,740
Colgate-Palmolive Co.	8,517,148	505,066,876
Comcast Corp. (Class A)	25,279,958	1,141,390,104
Comerica, Inc.	1,807,503	71,052,943
Computer Sciences Corp.	1,480,076	76,579,132
ConAgra Foods, Inc.	4,019,022	121,937,127
ConocoPhillips	11,791,379	819,618,754
CONSOL Energy, Inc.	2,189,627	73,680,949
Consolidated Edison, Inc.	2,817,012	155,330,042
Constellation Brands, Inc. (Class A)(a)	1,601,644	91,934,366
Corning, Inc.	14,192,757	207,072,325
Costco Wholesale Corp.	4,211,990	484,884,289
Covidien PLC	4,447,091	271,005,726
Crown Castle International Corp.(a)	2,824,457	206,270,095
CSX Corp.	9,831,118	253,052,977
Cummins, Inc.	1,700,508	225,946,498
CVS Caremark Corp.	11,850,698	672,527,111
D.R. Horton, Inc.	2,695,839	52,380,152
Danaher Corp.	5,779,719	400,650,121
Darden Restaurants, Inc.	1,245,967	57,675,812
DaVita, Inc.(a)	1,704,804	97,003,348
Deere & Co.	3,700,724	301,201,926
Dell, Inc.	14,155,395	194,919,789
Delphi Automotive PLC	2,728,811	159,417,139
Delta Air Lines, Inc.	8,290,642	195,576,245
Denbury Resources, Inc.(a)	3,602,490	66,321,841
DENTSPLY International, Inc.	1,365,760	59,287,642
Devon Energy Corp.	3,688,292	213,035,746
Diamond Offshore Drilling, Inc.	670,506	41,785,934
DIRECTV(a)	4,939,233	295,119,172
Discover Financial Services	4,676,302	236,340,303

Common Stocks	Shares	Value
Discovery Communications, Inc. (Class A)(a)	2,232,571	$188,473,644
Dollar General Corp.(a)	2,912,830	164,458,382
Dollar Tree, Inc.(a)	2,188,185	125,076,655
Dominion Resources, Inc.	5,571,154	348,085,702
Dover Corp.	1,681,543	151,053,008
Dr. Pepper Snapple Group, Inc.	1,962,416	87,955,485
DTE Energy Co.	1,677,792	110,700,716
Duke Energy Corp.	6,806,659	454,548,688
Dun & Bradstreet Corp.	394,414	40,959,894
E*TRADE Financial Corp.(a)	2,753,660	45,435,390
E. I. du Pont de Nemours & Co.	8,924,316	522,607,945
Eastman Chemical Co.	1,495,329	116,486,129
Eaton Corp. PLC	4,563,108	314,124,355
eBay, Inc.(a)	11,265,577	628,506,541
Ecolab, Inc.	2,621,020	258,851,935
Edison International	3,134,797	144,388,750
Edwards Lifesciences Corp.(a)	1,097,939	76,449,493
Electronic Arts, Inc.(a)	2,895,582	73,982,120
Eli Lilly & Co.	9,609,527	483,647,494
EMC Corp.	20,113,597	514,103,539
Emerson Electric Co.	6,906,419	446,845,309
Ensco PLC (Class A)	2,247,634	120,810,327
Entergy Corp.	1,709,175	108,002,768
EOG Resources, Inc.	2,624,068	444,202,231
EQT Corp.	1,450,070	128,650,210
Equifax, Inc.	1,163,670	69,645,650
Equity Residential	3,237,521	173,434,000
Exelon Corp.	8,233,053	244,027,691
Expedia, Inc.	1,037,079	53,710,321
Expeditors International of Washington, Inc.	1,988,606	87,617,980
Express Scripts Holding Co.(a)	7,881,477	486,917,649
Exxon Mobil Corp.	42,545,752	3,660,636,502
F5 Networks, Inc.(a)	755,807	64,818,008
Family Dollar Stores, Inc.	925,951	66,686,991
Fastenal Co.	2,595,783	130,438,096
FedEx Corp.	2,871,539	327,671,315
Fidelity National Information Services, Inc.	2,819,481	130,936,698
Fifth Third Bancorp	8,571,382	154,627,731
First Solar, Inc.(a)	639,467	25,712,968
FirstEnergy Corp.	4,021,953	146,600,187
Fiserv, Inc.(a)	1,257,761	127,096,749
FLIR Systems, Inc.	1,397,928	43,894,939
Flowserve Corp.	1,390,801	86,772,074
Fluor Corp.	1,565,189	111,065,811

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

September 30, 2013

Common Stocks	Shares	Value
FMC Corp.	1,324,259	$94,975,855
FMC Technologies, Inc.(a)	2,290,471	126,937,903
Ford Motor Co.	38,075,772	642,338,274
Forest Laboratories, Inc.(a)	2,253,810	96,440,530
Fossil Group, Inc.(a)	486,143	56,509,262
Franklin Resources, Inc.	3,929,969	198,659,933
Freeport-McMoRan Copper & Gold, Inc.	9,994,866	330,630,167
Frontier Communications Corp.	9,622,045	40,123,928
GameStop Corp. (Class A)	1,169,171	58,049,340
Gannett Co., Inc.	2,216,484	59,379,606
Garmin, Ltd.	1,187,884	53,680,478
General Dynamics Corp.	3,198,374	279,921,692
General Electric Co.	98,441,184	2,351,759,886
General Mills, Inc.	6,225,427	298,322,462
General Motors Co.(a)	9,079,042	326,573,141
Genuine Parts Co.	1,495,097	120,938,396
Genworth Financial, Inc. (Class A)(a)	4,753,323	60,795,001
Gilead Sciences, Inc.(a)	14,792,594	929,566,607
Google, Inc. (Class A)(a)	2,702,668	2,367,293,928
H&R Block, Inc.	2,611,202	69,614,645
Halliburton Co.	8,174,198	393,587,634
Harley-Davidson, Inc.	2,178,823	139,967,590
Harman International Industries, Inc.	656,537	43,482,446
Harris Corp.	1,083,570	64,255,701
Hartford Financial Services Group, Inc.	4,400,429	136,941,350
Hasbro, Inc.	1,103,880	52,036,903
HCP, Inc.	4,368,866	178,905,063
Health Care REIT, Inc.	2,742,011	171,046,646
Helmerich & Payne, Inc.	1,026,681	70,789,655
Hess Corp.	2,788,835	215,688,499
Hewlett-Packard Co.	18,596,061	390,145,360
Honeywell International, Inc.	7,589,036	630,193,549
Hormel Foods Corp.	1,297,759	54,661,609
Hospira, Inc.(a)	1,596,187	62,602,454
Host Hotels & Resorts, Inc.	7,183,790	126,937,569
Hudson City Bancorp, Inc.	4,572,561	41,381,677
Humana, Inc.	1,520,162	141,876,719
Huntington Bancshares, Inc.	8,124,706	67,110,072
Illinois Tool Works, Inc.	3,999,004	305,004,035
Ingersoll-Rand PLC	2,616,652	169,925,381
Integrys Energy Group, Inc.	755,972	42,251,275
Intel Corp.	48,149,332	1,103,582,689
IntercontinentalExchange, Inc.(a)(b)	700,086	127,009,602
International Business Machines Corp.	9,953,300	1,843,152,094

Common Stocks	Shares	Value
International Flavors & Fragrances, Inc.	784,786	$64,587,888
International Game Technology	2,540,876	48,098,783
International Paper Co.	4,289,610	192,174,528
Intuit, Inc.	2,867,664	190,154,800
Intuitive Surgical, Inc.(a)	387,365	145,753,829
Invesco, Ltd.	4,289,402	136,831,924
Iron Mountain, Inc.	1,595,936	43,122,191
J.C. Penney Co., Inc.(a)	2,944,177	25,967,641
Jabil Circuit, Inc.	1,774,266	38,466,087
Jacobs Engineering Group, Inc.(a)	1,247,638	72,587,579
JDS Uniphase Corp.(a)	2,251,518	33,119,830
Johnson & Johnson	27,235,744	2,361,066,647
Johnson Controls, Inc.	6,606,312	274,161,948
Joy Global, Inc.	1,024,427	52,286,754
JPMorgan Chase & Co.	36,381,965	1,880,583,771
Juniper Networks, Inc.(a)	4,960,357	98,512,690
Kansas City Southern	1,060,840	116,013,462
Kellogg Co.	2,446,266	143,669,202
KeyCorp	8,897,259	101,428,753
Kimberly-Clark Corp.	3,732,125	351,640,817
Kimco Realty Corp.	3,914,573	78,996,083
Kinder Morgan, Inc.	6,503,132	231,316,405
KLA-Tencor Corp.	1,599,724	97,343,205
Kohl’s Corp.	1,962,930	101,581,628
Kraft Foods Group, Inc.	5,732,770	300,626,459
L Brands, Inc.	2,316,098	141,513,588
L-3 Communications Holdings, Inc.	866,500	81,884,250
Laboratory Corp. of America Holdings(a)	897,549	88,983,008
Lam Research Corp.(a)	1,560,880	79,901,447
Legg Mason, Inc.	1,107,418	37,032,058
Leggett & Platt, Inc.	1,377,187	41,522,188
Lennar Corp. (Class A)	1,596,004	56,498,542
Leucadia National Corp.	3,027,105	82,458,340
Life Technologies Corp.(a)	1,655,702	123,896,181
Lincoln National Corp.	2,613,625	109,746,114
Linear Technology Corp.	2,249,997	89,234,881
Lockheed Martin Corp.	2,605,372	332,315,199
Loews Corp.	2,982,017	139,379,475
Lorillard, Inc.	3,656,122	163,721,143
Lowe’s Cos., Inc.	10,167,258	484,063,153
LSI Corp.	5,305,399	41,488,220
LyondellBasell Industries NV (Class A)	4,323,053	316,577,171
M & T Bank Corp.	1,256,076	140,580,026
Macy’s, Inc.	3,700,187	160,107,091
Marathon Oil Corp.	6,837,081	238,477,385

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

September 30, 2013

Common Stocks	Shares	Value
Marathon Petroleum Corp.	3,026,928	$194,692,009
Marriott International, Inc. (Class A)	2,198,628	92,474,294
Marsh & McLennan Cos., Inc.	5,309,435	231,225,894
Masco Corp.	3,441,907	73,243,781
MasterCard, Inc. (Class A)	1,008,741	678,660,770
Mattel, Inc.	3,320,663	139,002,953
McCormick & Co., Inc.	1,274,545	82,463,062
McDonald’s Corp.	9,669,143	930,268,248
McKesson Corp.	2,209,641	283,496,940
Mead Johnson Nutrition Co.	1,951,229	144,898,266
MeadWestvaco Corp.	1,706,176	65,483,035
Medtronic, Inc.	9,641,892	513,430,749
Merck & Co., Inc.	28,292,791	1,347,019,780
MetLife, Inc.	10,820,369	508,016,325
Microchip Technology, Inc.	1,881,592	75,809,342
Micron Technology, Inc.(a)	9,933,091	173,531,100
Microsoft Corp.	73,255,808	2,440,150,964
Molex, Inc.	1,336,568	51,484,599
Molson Coors Brewing Co. (Class B)	1,514,489	75,921,334
Mondelez International, Inc. (Class A)	17,211,413	540,782,596
Monsanto Co.	5,158,365	538,378,555
Monster Beverage Corp.(a)	1,311,553	68,528,644
Moody’s Corp.	1,870,981	131,586,094
Morgan Stanley	13,437,639	362,144,371
Motorola Solutions, Inc.	2,290,234	135,994,095
Murphy Oil Corp.	1,698,512	102,454,244
Mylan, Inc.(a)	3,672,999	140,198,372
Nabors Industries, Ltd.	2,512,799	40,355,552
National-Oilwell Varco, Inc.	4,120,833	321,878,266
NetApp, Inc.	3,287,066	140,094,753
Netflix, Inc.(a)	569,203	176,003,260
Newell Rubbermaid, Inc.	2,782,983	76,532,033
Newfield Exploration Co.(a)	1,298,368	35,536,332
Newmont Mining Corp.	4,774,434	134,161,595
News Corp. (Class A)(a)	4,812,402	77,287,176
NextEra Energy, Inc.	4,095,415	328,288,466
Nielsen Holdings NV	2,008,645	73,215,110
NIKE, Inc. (Class B)	7,225,946	524,892,717
NiSource, Inc.	3,009,152	92,952,705
Noble Corp.	2,430,163	91,787,257
Noble Energy, Inc.	3,459,506	231,821,497
Nordstrom, Inc.	1,442,173	81,050,123
Norfolk Southern Corp.	3,041,091	235,228,389
Northeast Utilities	3,018,340	124,506,525
Northern Trust Corp.	2,180,664	118,606,315
Northrop Grumman Corp.	2,225,181	211,970,742
NRG Energy, Inc.	3,111,246	85,030,353
Nucor Corp.	3,052,261	149,621,834

Common Stocks	Shares	Value
NVIDIA Corp.	5,564,340	$86,581,130
NYSE Euronext(b)	2,341,254	98,285,843
O’Reilly Automotive, Inc.(a)	1,072,922	136,894,118
Occidental Petroleum Corp.	7,770,158	726,820,579
Omnicom Group, Inc.	2,518,379	159,765,964
Oneok, Inc.	1,988,068	106,003,786
Oracle Corp.	34,473,542	1,143,487,388
Owens-Illinois, Inc.(a)	1,586,254	47,619,345
PACCAR, Inc.	3,411,161	189,865,221
Pall Corp.	1,069,288	82,377,948
Parker-Hannifin Corp.	1,433,362	155,835,117
Patterson Cos., Inc.	807,162	32,447,912
Paychex, Inc.	3,106,202	126,236,049
Peabody Energy Corp.	2,589,610	44,670,773
Pentair, Ltd.	1,925,299	125,028,917
People’s United Financial, Inc.	3,280,363	47,171,620
Pepco Holdings, Inc.	2,394,072	44,194,569
PepsiCo, Inc.	14,914,749	1,185,722,545
PerkinElmer, Inc.	1,072,866	40,500,692
Perrigo Co.	908,970	112,148,719
PetSmart, Inc.	1,034,760	78,910,798
Pfizer, Inc.	63,989,946	1,837,151,350
PG&E Corp.	4,264,110	174,487,381
Philip Morris International, Inc.	15,644,812	1,354,684,271
Phillips 66	5,906,452	341,511,055
Pinnacle West Capital Corp.	1,055,787	57,793,780
Pioneer Natural Resources Co.	1,338,787	252,762,986
Pitney Bowes, Inc.	1,916,516	34,861,426
Plum Creek Timber Co., Inc.	1,570,463	73,544,782
PNC Financial Services Group, Inc.	5,105,849	369,918,760
PPG Industries, Inc.	1,375,696	229,823,774
PPL Corp.	6,095,038	185,167,254
Praxair, Inc.	2,852,026	342,842,045
Precision Castparts Corp.	1,410,098	320,430,670
priceline.com, Inc.(a)	499,395	504,863,375
Principal Financial Group, Inc.	2,656,613	113,756,169
ProLogis, Inc.	4,804,853	180,758,570
Prudential Financial, Inc.	4,494,703	350,496,940
Public Service Enterprise Group, Inc.	4,866,593	160,256,907
Public Storage, Inc.	1,392,495	223,565,072
Pulte Group, Inc.	3,268,143	53,924,360
PVH Corp.	781,139	92,713,388
QEP Resources, Inc.	1,722,563	47,697,769
QUALCOMM, Inc.	16,580,890	1,116,888,750
Quanta Services, Inc.(a)	2,056,980	56,587,520
Quest Diagnostics, Inc.	1,468,804	90,757,399
Ralph Lauren Corp.	585,633	96,471,324
Range Resources Corp.	1,563,887	118,683,384

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

September 30, 2013

Common Stocks	Shares	Value
Raytheon Co.	3,135,282	$241,636,184
Red Hat, Inc.(a)	1,855,829	85,627,950
Regeneron Pharmaceuticals, Inc.(a)	753,757	235,827,953
Regions Financial Corp.	13,594,492	125,884,996
Republic Services, Inc.	2,626,998	87,636,653
Reynolds American, Inc.	3,099,142	151,176,147
Robert Half International, Inc.	1,346,382	52,549,289
Rockwell Automation, Inc.	1,346,885	144,035,882
Rockwell Collins, Inc.	1,314,675	89,213,846
Roper Industries, Inc.	952,809	126,599,732
Ross Stores, Inc.	2,094,330	152,467,224
Rowan Companies PLC (Class A)(a)	1,182,218	43,411,045
Ryder System, Inc.	500,656	29,889,163
Safeway, Inc.	2,325,434	74,390,634
Salesforce.com, Inc.(a)	5,298,830	275,062,265
SanDisk Corp.	2,346,137	139,618,613
SCANA Corp.	1,341,329	61,754,787
Schlumberger, Ltd.	12,789,057	1,130,041,077
Scripps Networks Interactive (Class A)	1,055,260	82,426,359
Seagate Technology PLC	3,001,341	131,278,655
Sealed Air Corp.	1,889,096	51,364,520
Sempra Energy	2,178,658	186,493,125
Sherwin-Williams Co.	843,399	153,650,430
Sigma-Aldrich Corp.	1,159,998	98,947,829
Simon Property Group, Inc.	2,997,197	444,274,511
SLM Corp.	4,216,519	104,991,323
Snap-on, Inc.	562,134	55,932,333
Southern Co.	8,392,809	345,615,875
Southwest Airlines Co.	7,018,115	102,183,754
Southwestern Energy Co.(a)	3,390,219	123,336,167
Spectra Energy Corp.	6,438,093	220,375,923
St. Jude Medical, Inc.	2,775,447	148,874,977
Stanley Black & Decker, Inc.	1,562,481	141,513,904
Staples, Inc.	6,489,412	95,069,886
Starbucks Corp.	7,261,930	558,950,752
Starwood Hotels & Resorts Worldwide, Inc.	1,865,622	123,970,582
State Street Corp.(c)	4,311,620	283,489,015
Stericycle, Inc.(a)	826,082	95,329,863
Stryker Corp.	2,849,607	192,604,937
SunTrust Banks, Inc.	5,180,038	167,936,832
Symantec Corp.	6,719,103	166,297,799
Sysco Corp.	5,726,993	182,290,187
T. Rowe Price Group, Inc.	2,494,780	179,449,525
Target Corp.	6,101,122	390,349,786
TE Connectivity, Ltd.	4,048,176	209,614,553
TECO Energy, Inc.	1,956,626	32,362,594
Tenet Healthcare Corp.(a)	1,006,471	41,456,540

Common Stocks	Shares	Value
Teradata Corp.(a)	1,596,746	$88,523,598
Teradyne, Inc.(a)	1,835,779	30,327,069
Tesoro Corp.	1,322,539	58,165,265
Texas Instruments, Inc.	10,700,308	430,901,403
Textron, Inc.	2,679,839	73,990,355
The ADT Corp.	1,935,091	78,680,800
The AES Corp.	5,969,488	79,334,496
The Allstate Corp.	4,520,030	228,487,516
The Bank of New York Mellon Corp.	11,205,231	338,285,924
The Boeing Co.	6,707,085	788,082,487
The Charles Schwab Corp.	11,171,221	236,159,612
The Coca-Cola Co.	36,849,405	1,395,855,461
The Dow Chemical Co.	11,665,182	447,942,989
The Estee Lauder Cos., Inc. (Class A)	2,469,485	172,617,001
The Gap, Inc.	2,667,290	107,438,441
The Goldman Sachs Group, Inc.	4,037,851	638,828,407
The Goodyear Tire & Rubber Co.(a)	2,368,306	53,168,470
The Hershey Co.	1,446,515	133,802,637
The Home Depot, Inc.	13,847,568	1,050,338,033
The Interpublic Group of Cos., Inc.	4,135,975	71,056,051
The JM Smucker Co.	1,033,982	108,609,469
The Kroger Co.	5,018,001	202,426,160
The Macerich Co.	1,324,994	74,782,661
The McGraw-Hill Cos., Inc.	2,692,379	176,593,139
The Mosaic Co.	3,286,078	141,367,076
The NASDAQ OMX Group, Inc.	1,137,961	36,517,168
The Procter & Gamble Co.	26,470,052	2,000,871,231
The Progressive Corp.	5,353,176	145,766,982
The Travelers Cos., Inc.	3,639,354	308,508,039
The Walt Disney Co.	16,071,390	1,036,443,941
The Washington Post Co. (Class B)	44,319	27,094,421
The Western Union Co.	5,476,356	102,188,803
The Williams Cos., Inc.	6,562,765	238,622,135
Thermo Fisher Scientific, Inc.	3,461,109	318,941,194
Tiffany & Co.	1,064,306	81,547,126
Time Warner Cable, Inc.	2,762,861	308,335,288
Time Warner, Inc.	8,892,840	585,237,800
TJX Cos., Inc.	6,940,681	391,385,002
Torchmark Corp.	903,953	65,401,000
Total System Services, Inc.	1,531,547	45,058,113
TripAdvisor, Inc.(a)	1,052,447	79,817,580
Twenty-First Century Fox, Inc. (Class A)	19,252,171	644,947,728
Tyco International, Ltd.	4,480,454	156,726,281

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

September 30, 2013

Common Stocks	Shares	Value
Tyson Foods, Inc. (Class A)	2,738,395	$77,441,811
U.S. Bancorp	17,837,817	652,507,346
Union Pacific Corp.	4,483,645	696,489,414
United Parcel Service, Inc. (Class B)	6,981,170	637,869,503
United States Steel Corp.	1,358,433	27,970,135
United Technologies Corp.	8,157,043	879,492,376
UnitedHealth Group, Inc.	9,867,889	706,639,531
Unum Group	2,599,870	79,140,043
Urban Outfitters, Inc.(a)	1,052,166	38,688,144
V.F. Corp.	845,675	168,331,609
Valero Energy Corp.	5,325,143	181,853,633
Varian Medical Systems, Inc.(a)	1,051,112	78,549,600
Ventas, Inc.	2,827,375	173,883,562
VeriSign, Inc.(a)	1,306,013	66,463,002
Verizon Communications, Inc.	27,657,426	1,290,495,497
Vertex Pharmaceuticals, Inc.(a)	2,226,175	168,788,588
Viacom, Inc. (Class B)	4,195,695	350,676,188
Visa, Inc. (Class A)	4,987,885	953,184,823
Vornado Realty Trust	1,680,092	141,228,534
Vulcan Materials Co.	1,244,662	64,485,938
W.W. Grainger, Inc.	597,552	156,385,334
Wal-Mart Stores, Inc.	15,732,972	1,163,610,609
Walgreen Co.	8,401,993	452,027,223
Waste Management, Inc.	4,234,851	174,645,255
Waters Corp.(a)	826,958	87,831,209
WellPoint, Inc.	2,922,173	244,322,885

Common Stocks	Shares	Value
Wells Fargo & Co.	46,709,666	$1,930,043,399
Western Digital Corp.	2,038,942	129,268,923
Weyerhaeuser Co.	5,643,597	161,576,182
Whirlpool Corp.	756,920	110,843,365
Whole Foods Market, Inc.	3,597,569	210,457,786
Windstream Holdings, Inc.	5,716,102	45,728,816
Wisconsin Energy Corp.	2,193,180	88,560,608
WPX Energy, Inc.(a)	1,930,043	37,172,628
Wyndham Worldwide Corp.	1,315,893	80,229,996
Wynn Resorts, Ltd.	768,371	121,410,302
Xcel Energy, Inc.	4,797,368	132,455,330
Xerox Corp.	11,204,325	115,292,504
Xilinx, Inc.	2,544,215	119,221,915
XL Group PLC	2,839,876	87,524,978
Xylem, Inc.	1,796,184	50,167,419
Yahoo!, Inc.(a)	9,184,589	304,560,971
Yum! Brands, Inc.	4,340,281	309,852,661
Zimmer Holdings, Inc.	1,630,450	133,925,163
Zions Bancorporation	1,776,443	48,710,067
Zoetis, Inc.	4,913,755	152,916,056

Total Common Stocks(d) (Cost $144,097,260,052)		$144,553,504,942

(a)	Non-income producing security.
(b)	Affiliate of the Sponsor. See the table below for more information.
(c)	Affiliate of the Trustee. See the table below for more information.
(d)	The values of the securities of the Trust are determined based on Level 1 inputs. (Note 2)

REIT = Real Estate Investment Trust

INVESTMENTS IN AFFILIATES OF THE TRUSTEE AND THE SPONSOR

SPDR S&P 500 ETF Trust has invested in companies that are considered affiliates of the Trustee (State Street Corp.) and the Sponsor (NYSE Euronext). Amounts related to these investments at September 30, 2013, and for the year then ended are (Note 3):

	Number of Shares Held at 9/30/12	Cost at 9/30/12	Value at 9/30/12	Purchased*		Sold*		Number of Shares Held at 9/30/13	Value at 9/30/13	Dividend Income	Realized Gain
				Cost	Shares	Proceeds	Shares
State Street Corp.	4,420,941	$208,776,609	$185,502,684	$340,616,640	5,906,042	$345,052,978	6,015,363	4,311,620	$283,489,015	$4,424,496	$62,942,263
NYSE Euronext	2,305,912	78,378,865	56,840,731	110,123,492	3,097,051	108,100,302	3,061,709	2,341,254	98,285,843	2,757,792	12,971,138
IntercontinentalExchange, Inc.	660,476	88,826,017	88,114,103	146,533,764	939,453	139,829,321	899,843	700,086	127,009,602	—	20,910,629

*	Purchased and Sold figures include securities received or delivered from processing creations or redemptions of Units.

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

September 30, 2013

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2013*

INDUSTRY	PERCENT OF NET ASSETS**
Oil, Gas & Consumable Fuels	8.56%
Pharmaceuticals	6.23
Insurance	4.40
Computers & Peripherals	4.03
Media	3.83
Diversified Financial Services	3.76
IT Services	3.60
Software	3.40
Commercial Banks	2.81
Aerospace & Defense	2.72
Chemicals	2.58
Industrial Conglomerates	2.53
Biotechnology	2.44
Internet Software & Services	2.39
Food & Staples Retailing	2.38
Specialty Retail	2.34
Diversified Telecommunication Services	2.28
Beverages	2.22
Capital Markets	2.13
Health Care Providers & Services	2.05
Household Products	2.05
Semiconductors & Semiconductor Equipment	2.04
Real Estate Investment Trusts (REITs)	1.96
Energy Equipment & Services	1.89
Communications Equipment	1.89
Machinery	1.80
Hotels, Restaurants & Leisure	1.79
Health Care Equipment & Supplies	1.71
Electric Utilities	1.65
Tobacco	1.61
Food Products	1.60
Internet & Catalog Retail	1.34
Multi-Utilities	1.27
Consumer Finance	0.97
Road & Rail	0.92
Air Freight & Logistics	0.79
Electrical Equipment	0.79
Multiline Retail	0.77
Automobiles	0.77
Textiles, Apparel & Luxury Goods	0.75
Metals & Mining	0.54
Life Sciences Tools & Services	0.51
Electronic Equipment, Instruments & Components	0.46
Commercial Services & Supplies	0.42
Auto Components	0.41
Household Durables	0.34
Airlines	0.21

INDUSTRY	PERCENT OF NET ASSETS**
Trading Companies & Distributors	0.20
Personal Products	0.18
Paper & Forest Products	0.18
Construction & Engineering	0.17
Professional Services	0.16
Wireless Telecommunication Services	0.14
Containers & Packaging	0.14
Leisure Equipment & Products	0.13
Independent Power Producers & Energy Traders	0.11
Gas Utilities	0.11
Health Care Technology	0.10
Distributors	0.08
Office Electronics	0.08
Thrifts & Mortgage Finance	0.06
Building Products	0.05
Diversified Consumer Services	0.05
Construction Materials	0.04
Real Estate Management & Development	0.04
Other Assets & Liabilities	0.05

Total	100.00%

*	SPDR S&P 500 ETF Trust’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Statement of Assets and Liabilities

September 30, 2013

ASSETS
Investments in unaffiliated issuers, at value	$144,171,730,084
Investments in affiliates of the Trustee and the Sponsor, at value	381,774,858

Total investments	144,553,504,942
Cash	743,513,284
Dividends receivable — unaffiliated issuers net of withholding tax	171,570,283
Dividends receivable — affiliated issuers	1,130,446

Total Assets	145,469,718,955

LIABILITIES
Payable for investments purchased	66,286,445
Payable for units of fractional undivided interest (“Units”) redeemed in-kind	495,014
Income distribution payable	738,009,477
Accrued Trustee expense	5,771,766
Accrued marketing expense	15,236,883
Accrued expenses and other liabilities	19,782,652

Total Liabilities	845,582,237

NET ASSETS	$144,624,136,718

NET ASSETS CONSIST OF:
Paid in Capital (Note 4)	$151,845,255,567
Distribution in excess of net investment income	(704,159,370)
Accumulated net realized loss on investments	(6,973,204,369)
Net unrealized appreciation on investments	456,244,890

NET ASSETS	$144,624,136,718

NET ASSET VALUE PER UNIT	$167.96

UNITS OUTSTANDING, UNLIMITED UNITS AUTHORIZED, $0.00 PAR VALUE	861,082,116

COST OF INVESTMENTS:
Unaffiliated issuers	$143,736,604,325
Affiliates of the Trustee and the Sponsor	360,655,727

Total Cost of Investments	$144,097,260,052

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Statements of Operations

	For the Year Ended September 30, 2013	For the Year Ended September 30, 2012	For the Year Ended September 30, 2011
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$2,928,179,277	$2,135,559,412	$1,783,414,525
Dividend income — affiliates of the Trustee and the Sponsor	7,182,288	6,306,634	4,579,162
Foreign taxes withheld	(2,155,873)	—	—

Total Investment Income	2,933,205,692	2,141,866,046	1,787,993,687

EXPENSES
Trustee expense	74,263,542	55,224,103	49,583,282
S&P license fee	39,725,196	30,163,235	27,574,288
Marketing expense	26,083,464	19,708,823	17,790,322
Legal and audit services	475,897	895,131	262,513
Other expenses	3,081,480	2,692,302	1,438,294

Total Expenses	143,629,579	108,683,594	96,648,699
Trustee expense waiver	(20,385,210)	(15,559,404)	(12,589,426)

Net Expenses	123,244,369	93,124,190	84,059,273

NET INVESTMENT INCOME	2,809,961,323	2,048,741,856	1,703,934,414

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers	16,411,092,129	8,742,019,176	12,378,051,573
Investment transactions — affiliates of the Trustee and the Sponsor	75,913,401	(418,387)	14,104,238
Net change in unrealized appreciation (depreciation) on:
Investment transactions — unaffiliated issuers	2,965,943,531	13,032,032,478	(13,392,528,820)
Investment transactions — affiliates of the Trustee and the Sponsor	65,931,190	35,928,935	(49,684,986)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	19,518,880,251	21,809,562,202	(1,050,057,995)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$22,328,841,574	$23,858,304,058	$653,876,419

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Statements of Changes in Net Assets

	For the Year Ended September 30, 2013	For the Year Ended September 30, 2012	For the Year Ended September 30, 2011
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$2,809,961,323	$2,048,741,856	$1,703,934,414
Net realized gain (loss) on investment transactions	16,487,005,530	8,741,600,789	12,392,155,811
Net change in unrealized appreciation (depreciation) on investment transactions	3,031,874,721	13,067,961,413	(13,442,213,806)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	22,328,841,574	23,858,304,058	653,876,419

NET EQUALIZATION CREDITS AND CHARGES	69,879,138	115,422,459	136,345,475

DISTRIBUTIONS TO UNITHOLDERS FROM NET INVESTMENT INCOME	(2,898,906,428)	(2,209,395,148)	(1,859,515,384)

INCREASE (DECREASE) IN NET ASSETS FROM UNIT TRANSACTIONS:
Proceeds from issuance of Units	421,569,465,638	412,781,633,972	442,329,234,719
Cost of Units redeemed	(414,539,883,142)	(397,131,183,744)	(438,449,217,218)
Net income equalization (Note 2)	(69,879,138)	(115,422,459)	(136,345,475)

NET INCREASE (DECREASE) IN NET ASSETS FROM ISSUANCE AND REDEMPTION OF UNITS	6,959,703,358	15,535,027,769	3,743,672,026

NET INCREASE (DECREASE) IN NET ASSETS DURING THE PERIOD	26,459,517,642	37,299,359,138	2,674,378,536
NET ASSETS AT BEGINNING OF PERIOD	118,164,619,076	80,865,259,938	78,190,881,402

NET ASSETS AT END OF PERIOD*	$144,624,136,718	$118,164,619,076	$80,865,259,938

UNIT TRANSACTIONS:
Units sold	2,724,700,000	3,116,800,000	3,550,100,000
Units redeemed	(2,684,200,000)	(3,011,050,000)	(3,520,350,000)

NET INCREASE (DECREASE)	$40,500,000	$105,750,000	$29,750,000

*INCLUDES UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET INVESTMENT INCOME	$(704,159,370)	$(615,214,265)	$(478,294,653)

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Financial Highlights

Selected data for a Unit outstanding throughout each year

	For the Year Ended September 30, 2013	For the Year Ended September 30, 2012	For the Year Ended September 30, 2011	For the Year Ended September 30, 2010	For the Year Ended September 30, 2009
Net asset value, beginning of year	$144.00	$113.12	$114.13	$105.73	$116.52

Investment operations:
Net investment income(1)	3.36	2.77	2.42	2.20	2.32
Net realized and unrealized gain (loss) on investments	23.91	30.80	(1.16)	8.24	(10.90)

Total from investment operations	27.27	33.57	1.26	10.44	(8.58)

Net equalization credits and charges(1)	0.08	0.16	0.19	0.16	0.10

Less distributions from:
Net investment income	(3.39)	(2.85)	(2.46)	(2.20)	(2.31)

Net asset value, end of year	$167.96	$144.00	$113.12	$114.13	$105.73

Total return(2)	19.09%	29.96%	1.01%	10.08%	(6.90)%

Ratios and supplemental data
Ratio to average net assets:
Net investment income	2.15%	2.08%	1.92%	1.98%	2.58%
Total expenses(3)	0.09%	0.09%	0.09%	0.09%	0.09%
Total expenses excluding Trustee earnings credit	0.11%	0.11%	0.11%	0.11%	0.10%
Total expenses excluding Trustee earnings credit and fee waivers	0.11%	0.11%	0.11%	0.11%	0.10%
Portfolio turnover rate(4)	2.99%	3.80%	3.72%	5.38%	6.68%
Net assets, end of year (000’s)	$144,624,137	$118,164,619	$80,865,260	$78,190,881	$71,655,866

(1)	Per Unit numbers have been calculated using the average shares method, which more appropriately presents per Unit data for the year.
(2)	Total return is calculated assuming a purchase of Units at net asset value per Unit on the first day and a sale at net asset value per Unit on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Unit on the respective payment dates of the Trust. Broker commission charges are not included in this calculation.
(3)	Net of expenses waived by the Trustee.
(4)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions of Units.

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Notes to Financial Statements

September 30, 2013

Note 1 — Organization

SPDR S&P 500 ETF Trust (the “Trust”) is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor’s 500® Index (the “S&P 500 Index”). Each unit of fractional undivided interest in the Trust is referred to as a “Unit”. The Trust commenced operations on January 22, 1993 upon the initial issuance of 150,000 Units (equivalent to three “Creation Units” — see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.

Under the Amended and Restated Standard Terms and Conditions of the Trust, as amended (the “Trust Agreement”), PDR Services, LLC, as sponsor of the Trust (the “Sponsor”), and State Street Bank and Trust Company, as trustee of the Trust (the “Trustee”), are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of material loss to be remote.

On November 13, 2013, IntercontinentalExchange Group, Inc. (“ICE”) announced the completion of its acquisition of the NYSE Euronext (the parent company of the Sponsor). Upon the closing of the acquisition, IntercontinentalExchange, Inc. and the NYSE Euronext became wholly owned subsidiaries of ICE. As the parent company, ICE will be the publicly-traded entity, trading on the New York Stock Exchange under the symbol “ICE”.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The financial statements are presented in United States dollars.

Security Valuation

The value of the Trust’s portfolio securities is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Trustee believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Trustee has established a Pricing and Investment Committee (the “Committee”) for the purpose of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Committee, subject to oversight by the Trustee, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is

SPDR S&P 500 ETF Trust

Notes to Financial Statements — (continued)

September 30, 2013

Note 2 — Significant Accounting Policies – (continued)

possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Trust continues to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Trust’s net assets are computed and that may materially affect the value of the Trust’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate the Trust’s NAV and the prices used by the S&P 500 Index, which, in turn, could result in a difference between the Trust’s performance and the performance of the S&P 500 Index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The Trust did not hold any investments valued using Level 2 or Level 3 inputs as of September 30, 2013 and did not have any transfers between levels for the year ended September 30, 2013.

Investment Risk

The Trust’s investments are exposed to risks, such as market risk. Due to the level of risk associated with certain investments, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

An investment in the Trust involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The value of a Unit will decline, more or less, in correlation with any decline in value of the S&P 500 Index. The values of equity securities could decline generally or could underperform other

SPDR S&P 500 ETF Trust

Notes to Financial Statements — (continued)

September 30, 2013

Note 2 — Significant Accounting Policies – (continued)

investments. The Trust would not sell an equity security because the security’s issuer was in financial trouble unless that security was removed from the S&P 500 Index.

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Dividend income, which may be subject to withholding tax, is recorded on the ex-dividend date.

Distributions to Unitholders

The Trust declares and distributes dividends from net investment income to its holders of Units (“Unitholders”) quarterly. The Trust declares and distributes net realized capital gains, if any, at least annually.

Equalization

The Trust follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring the Trust’s Units, equivalent on a per Unit basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per Unit is unaffected by sales or reacquisitions of the Trust’s Units.

U.S. Federal Income Tax and Certain Other Tax Matters

For U.S. federal income tax purposes, the Trust has qualified as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (a “RIC”) and intends to continue to qualify as a RIC. As a RIC, the Trust will generally not be subject to U.S. federal income tax for any taxable year on income, including net capital gains, that it distributes to its Unitholders, provided that it distributes on a timely basis at least 90% of its “investment company taxable income” (generally, its taxable income other than net capital gain) for such taxable year. In addition, provided that the Trust distributes during each calendar year substantially all of its ordinary income and capital gains, the Trust will not be subject to U.S. federal excise tax.

Accounting Standards Codification 740, Income Taxes (“ASC 740”) established financial accounting and disclosure requirements for recognition and measurement of tax positions taken, and whether those tax positions are more likely than not to be sustained upon examination by the applicable taxing authority based on the technical merits of the position. The Funds have not recognized any liabilities for unrecognized tax benefits, related to the current year or prior years impacting the NAVs of the Funds. The Funds may be subject to potential examinations by certain taxing authorities for all open tax years (the current and prior years, as applicable). Any potential tax liability is also subject to ongoing interpretation of laws by taxing authorities. The tax treatment of the Funds’ investments may change over time based on factors including, but not limited to new tax laws, regulations, and interpretations thereof.

SPDR S&P 500 ETF Trust

Notes to Financial Statements — (continued)

September 30, 2013

Note 2 — Significant Accounting Policies – (continued)

At September 30, 2013, the Trust had the following capital loss carryforwards that may be utilized to offset any net realized gains, expiring September 30 of the year indicated:

2014	$1,174,140,896
2015	1,056,971,322
2016	917,820,735
2017	2,553,965,847
2018	188,539,023
Non-Expiring – Short Term	448,917,006
Non-Expiring – Long Term	625,288,341

During the tax year ended September 30, 2013, the Trust utilized capital loss carryforwards of $0 and had $380,379,645 of capital loss carryforwards expire.

During the year ended September 30, 2013, the Trust reclassified $16,803,212,328 of non-taxable security gains realized from the in-kind redemption of Creation Units (Note 4) as an increase to paid in capital in the Statement of Assets and Liabilities. At September 30, 2013, the cost of investments for U.S. federal income tax purposes was $144,104,821,251. Accordingly, gross unrealized appreciation was $6,847,804,443 and gross unrealized depreciation was $6,399,120,753, resulting in net unrealized appreciation of $448,683,690.

The tax character of distributions paid during the year ended September 30, 2013 was $2,898,906,428 of ordinary income.

The tax character of distributions paid during the year ended September 30, 2012 was $2,209,395,148 of ordinary income.

The tax character of distributions paid during the year ended September 30, 2011 was $1,859,515,384 of ordinary income.

As of September 30, 2013, the components of distributable earnings (excluding unrealized appreciation/(depreciation)) were undistributed ordinary income of $33,850,107, undistributed long-term capital gain of $0 and unrealized appreciation of $448,683,690.

Capital losses realized by the Trust after October 31 and ordinary income losses realized by the Trust after December 31, may be deferred and treated as occurring on the first day of the following fiscal year. The Trust elected for U.S. federal income tax purposes to defer the following current year post October 31 and post December 31 losses, as applicable, as though the losses were incurred on the first day of the next fiscal year:

Post October Loss Deferral	$0
Late Year Ordinary Loss Deferral	0

Note 3 — Transactions with the Trustee and Sponsor

In accordance with the Trust Agreement, the Trustee maintains the Trust’s accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including the filing of certain regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of Creation Units of the Trust, and for

SPDR S&P 500 ETF Trust

Notes to Financial Statements — (continued)

September 30, 2013

Note 3 — Transactions with the Trustee and Sponsor – (continued)

adjusting the composition of the Trust’s portfolio from time to time to conform to changes in the composition and/or weighting structure of the S&P 500 Index. For these services, the Trustee received a fee at the following annual rates for the year ended September 30, 2013:

Net asset value of the Trust	Fee as a percentage of net asset value of the Trust
$0 – $499,999,999	0.10% per annum plus or minus the Adjustment Amount
$500,000,000 – $2,499,999,999	0.08% per annum plus or minus the Adjustment Amount
$2,500,000,000 and above	0.06% per annum plus or minus the Adjustment Amount

The Adjustment Amount is the sum of (a) the excess or deficiency of transaction fees received by the Trustee, less the expenses incurred in processing orders for the creation and redemption of Units and (b) the amounts earned by the Trustee with respect to the cash held by the Trustee for the benefit of the Trust. During the year ended September 30, 2013, the Adjustment Amount reduced the Trustee’s fee by $4,610,570. The Adjustment Amount included an excess of net transaction fees from processing orders of $4,023,246 and a Trustee earnings credit of $587,324.

The Trustee has voluntarily agreed to waive a portion of its fee, as needed, for one year until February 1, 2014, so that the total operating expenses do not exceed 0.0945% per annum of the daily NAV of the Trust. The total amount of such waivers by the Trustee for the years ended September 30, 2011, September 30, 2012 and September 30, 2013 are identified in the Statements of Operations. The Trustee has not entered into an agreement with the Trust to recapture waived fees in subsequent periods and the Trustee may discontinue the voluntary waiver.

S&P Dow Jones Indices LLC (“S&P”), per a license from Standard & Poor’s Financial Services LLC, and State Street Global Markets, LLC (“SSGM” or the “Marketing Agent”) have entered into a License Agreement. The License Agreement grants SSGM, an affiliate of the Trustee, a license to use the S&P 500 Index and to use certain trade names and trademarks of S&P in connection with the Trust. The S&P 500 Index also serves as a basis for determining the composition of the Trust’s portfolio. The Trustee, (on behalf of the Trust), the Sponsor and NYSE Arca, Inc. (“NYSE Arca”) have each received a sublicense from SSGM for the use of the S&P 500 Index and certain trade names and trademarks in connection with their rights and duties with respect to the Trust. The License Agreement may be amended without the consent of any of the owners of Units. Currently, the License Agreement is scheduled to terminate on December 31, 2017, but its term may be extended without the consent of any of the owners of Units. Pursuant to such arrangements and in accordance with the Trust Agreement, the Trust reimburses the Sponsor for payment of fees under the License Agreement to S&P equal to 0.03% of the daily size of the Trust (based on Unit closing price and outstanding Units) plus an annual license fee of $600,000.

The Sponsor has entered into an agreement with the Marketing Agent pursuant to which the Marketing Agent has agreed to market and promote the Trust. The Marketing Agent is reimbursed by the Sponsor for the expenses it incurs for providing such services out of amounts that the Trust reimburses the Sponsor. Expenses incurred by the Marketing Agent include, but are not limited to: printing and distribution of marketing materials describing the Trust, associated legal, consulting, advertising and marketing costs and other out-of-pocket expenses.

SPDR S&P 500 ETF Trust

Notes to Financial Statements — (continued)

September 30, 2013

Note 3 — Transactions with the Trustee and Sponsor – (continued)

Investments in Affiliates of the Trustee and the Sponsor

The Trust has invested in companies that are considered affiliates of the Trustee (State Street Corp.) and Sponsor (NYSE Euronext). Such investments were made according to the representative portion of the S&P 500 Index. The market value of these investments at September 30, 2013 is listed in the Schedule of Investments.

Note 4 — Unitholder Transactions

Units are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Units. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income per Unit (income equalization) and a balancing cash component to equate the transaction to the NAV per Unit of the Trust on the transaction date. There is a transaction fee payable to the Trustee in connection with each creation and redemption of Creation Units made through the clearing process (“Transaction Fee”). The Transaction Fee is non-refundable, regardless of the NAV of the Trust. The Transaction Fee is the lesser of $3,000 or 0.10% (10 basis points) of the value of one Creation Unit at the time of creation per participating party per day, regardless of the number of Creation Units created or redeemed on such day. The Transaction Fee is currently $3,000. For creations and redemptions outside the clearing process, including orders from a participating party restricted from engaging in transactions in one or more of the common stocks that are included in the S&P 500 Index, an additional amount not to exceed three (3) times the Transaction Fee applicable for one Creation Unit is charged per Creation Unit per day.

Note 5 — Investment Transactions

For the year ended September 30, 2013, the Trust had in-kind contributions, in-kind redemptions, purchases and sales of investment securities of $176,356,264,327, $169,423,594,583, $3,970,308,050, and $3,854,040,433, respectively. Net realized gain (loss) on investment transactions in the Statements of Operations includes net gains resulting from in-kind transactions of $16,841,008,893.

SPDR S&P 500 ETF Trust

Report of Independent Registered Public Accounting Firm

To the Trustee and Unitholders of

SPDR S&P 500 ETF Trust:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the SPDR S&P 500 ETF Trust at September 30, 2013, the results of its operations, the changes in its net assets, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trustee; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2013 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

November 26, 2013

SPDR S&P 500 ETF Trust

Other Information

September 30, 2013 (Unaudited)

For U.S. federal income tax purposes, the percentage of Trust distributions that qualify for the corporate dividends received deduction for the fiscal year ended September 30, 2013 is 97.94%.

For the fiscal year ended September 30, 2013, certain dividends paid by the Trust may be designated as qualified dividend income for U.S. federal income tax purposes and subject to a maximum U.S. federal income tax rate of 20%. Complete information will be reported in conjunction with your 2013 Form 1099-DIV.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Bid/Ask Price(1) vs Net Asset Value

As of September 30, 2013

	Bid/Ask Price Above NAV			Bid/Ask Price Below NAV
	50-99 BASIS POINTS	100-199 BASIS POINTS	>200 BASIS POINTS	50-99 BASIS POINTS	100-199 BASIS POINTS	>200 BASIS POINTS
2013	0	0	0	0	0	0
2012	0	0	0	0	0	0
2011	0	0	0	0	0	0
2010	0	0	0	0	0	0
2009	0	0	0	0	0	0

Comparison of Total Returns Based on NAV and Bid/Ask Price (1)

The table below is provided to compare the Trust’s total pre-tax return at NAV with the total pre-tax returns based on bid/ask price and the performance of the S&P 500 Index. Past performance is not necessarily an indication of how the Trust will perform in the future. The return based on NAV shown in the table below reflects the impact of a fee waiver and without this waiver returns would have been lower.

Cumulative Total Return

	1 Year	5 Year	10 Year
SPDR S&P 500 ETF Trust
Return Based on NAV	19.09%	60.11%	105.33%
Return Based on Bid/Ask Price	19.22%	60.35%	105.37%
S&P 500 Index	19.34%	61.18%	107.37%

SPDR S&P 500 ETF Trust

Other Information — (continued)

September 30, 2013 (Unaudited)

Average Annual Total Return

	1 Year	5 Year	10 Year
SPDR S&P 500 ETF Trust
Return Based on NAV	19.09%	9.87%	7.46%
Return Based on Bid/Ask Price	19.22%	9.90%	7.46%
S&P 500 Index	19.34%	10.02%	7.57%

(1)	Currently, the bid/ask price is the midpoint of the best bid and best offer prices on NYSE Arca at the time the Trust’s NAV is calculated, ordinarily 4:00 p.m. Through November 28, 2008, the bid/ask price was the midpoint of the best bid and best offer prices on NYSE Alternext US (formerly the American Stock Exchange and now NYSE MKT) at the close of trading, ordinarily 4:00 p.m.

SPDR S&P 500 ETF Trust

Sponsor

PDR Services LLC

c/o NYSE Euronext

11 Wall Street

New York, NY 10005

Trustee

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Distributor

ALPS Distributors, Inc.

1290 Broadway Suite 1100

Denver, CO 80203

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

125 High Street

Boston, MA 02110

SPDRAR